TIAA-CREF FUNDS

     SUPPLEMENT NO. 4
dated November 21, 2008
to the Institutional, Retirement and Retail Class Prospectuses dated February 1, 2008

MID-CAP GROWTH INDEX FUND

MID-CAP VALUE INDEX FUND

MID-CAP BLEND INDEX FUND

SMALL-CAP GROWTH INDEX FUND

SMALL-CAP VALUE INDEX FUND

     The Board of Trustees of TIAA-CREF Funds (the “Trust”) has approved an Agreement and Plan of Reorganization and Termination (“Plan”) on behalf of each of the Funds listed above (each, a “Target Fund”). Under the Plan, each Target Fund would transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the table below.

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund

TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

     When the reorganizations are effected, each Target Fund shareholder will receive shares of the corresponding Acquiring Fund equal in value to their shares in the Target Fund on the date of the transfer. Each Target Fund will subsequently cease operations and be terminated. It is currently expected that the reorganizations will occur in mid-2009.

     Shortly before the effective date of the reorganizations, the Target Funds’ investment adviser, Teachers Advisors, Inc., will reposition the Target Funds’ portfolio holdings to the extent necessary to facilitate an orderly transition of assets to the Acquiring Funds in the reorganizations. During this transition period, the Target Funds may not be pursuing their stated investment objectives, policies or strategies and they may be subject to different investment risks. Furthermore, such sales and purchases may be made at a disadvantageous time, could result in increased transactional costs and may result in taxable gains or losses for the Target and/or Acquiring Funds.

     Please note that the Target Funds are already closed for sales to most new investors. (See Prospectus Supplement #1 dated May 23, 2008 for more details on their closings.) In addition, all sales of shares of the Target Funds (including the reinvestment of dividends and automatic investments) are expected to be suspended shortly before the consummation of the reorganization to facilitate the transfer of the Target Funds’ assets to the Acquiring Funds.

     Additional information about the reorganizations will be provided in a more detailed mailing that will be sent to each Target Fund shareholder well in advance of the date of the reorganizations.

MANAGED ALLOCATION FUND

The following paragraph should be added as the next to last paragraph of the Managed Allocation Fund’s “Principal Investment Strategy” section in the Prospectus for each share class:

     “As part of the Fund’s ability to invest in unaffiliated mutual funds and other investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.”

ENHANCED LARGE-CAP GROWTH INDEX FUND

ENHANCED LARGE-CAP VALUE INDEX FUND

ENHANCED INTERNATIONAL EQUITY INDEX FUND

The first sentence of the first paragraph on page 73 of the Institutional Class Prospectus should be replaced in its entirety with the following sentence:

     “A discussion regarding the basis for the Board of Trustees’ initial approval of each of the Enhanced Index Fund’s investment management agreement will be available in the Funds’ 2008 annual shareholder report for the period ended September 30, 2008.”

50946 & 00064110 A11778 (11/08)

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF Funds)

     SUPPLEMENT NO. 2
dated November 21, 2008
to the February 1, 2008 Institutional, Retirement and Retail Class Prospectuses

CHANGE IN DEFINITION OF “UNDERLYING FUNDS”

The second sentence of the first paragraph of the section entitled “Overview of the Lifecycle Funds” in each Prospectus should be replaced with the following sentence:

“Each of the Lifecycle Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust or in other mutual funds or investment pools or products (the “Underlying Funds”).”

ADDITION OF NEW UNDERLYING FUNDS—ALL LIFECYCLE FUNDS

Six series of the TIAA-CREF Funds are being added to the group of Underlying Funds in which the Lifecycle Funds may invest in order to implement their respective investment allocations. These series are: Growth & Income Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Enhanced International Equity Index Fund. With the addition of these series, the list of equity Underlying Funds in which each Lifecycle Fund may invest in the chart in each Fund’s “Principal Investment Strategies” section should be replaced with the following:

Equity Asset Class
Market Sector	Target Allocation	Underlying Funds
Domestic Equity	Varies for each Lifecycle Fund—see Prospectus	•	Growth Equity Fund
		•	Growth & Income Fund
		•	Large-Cap Growth Fund
		•	Large-Cap Value Fund
		•	Mid-Cap Growth Fund
		•	Mid-Cap Value Fund
		•	Small-Cap Equity Fund
		•	Enhanced Large-Cap Growth Index Fund
		•	Enhanced Large-Cap Value Index Fund
International Equity	Varies for each Lifecycle Fund—see Prospectus	•	International Equity Fund
		•	Enhanced International Equity Index Fund

In addition, the following risks should be added to the end of the bulleted list of risks in the section entitled “Principal Risks of Investing in the Fund” in the Retail Class Prospectus and “Principal Risks of Investing in the Lifecycle Funds” in the other Prospectuses:

  “Index Risk—Each of the Lifecycle Funds may invest in Underlying Funds that are managed to replicate the performance of, or achieve enhanced performance relative to, a specified index. Index risk is the risk that an Underlying Fund will not meet or exceed its benchmark index (as applicable) for any period of time.
  Quantitative Analysis Risk—With respect to Underlying Funds that are managed, in whole or in part, according to a quantitative investment methodology, this is the risk that securities selected using quantitative analysis can perform differently from the market as a whole.

  Derivatives Risk—Underlying Funds that invest in options, futures, swaps and other types of derivative instruments are subject to the risk that the prices of certain derivatives may not correlate perfectly with the prices of the underlying securities, currencies or other assets being hedged. Derivatives also present the risk of default by the other party to the derivative instrument.”

The first sentence of the section entitled “Principal Risks of the Fund and Underlying Funds—Securities of Small and Medium-Sized Companies” in the Retail Class Prospectus and “Principal Risks of the Lifecycle Funds and the Underlying Funds—Securities of Small and Medium-Sized Companies” in the other Prospectuses should be replaced with the following:

“Each of the Lifecycle Funds may include an allocation to the Small-Cap Equity, Mid-Cap Growth or Mid-Cap Value Funds, Underlying Funds that invest primarily in the equity securities of small or medium-sized companies.”

In addition, the following risks should be added to the end of the section entitled “Principal Risks of the Fund and Underlying Funds” in the Retail Class Prospectus and “Principal Risks of the Lifecycle Funds and Underlying Funds” in the other Prospectuses:

  “Index Risk—Each of the Lifecycle Funds may invest in the underlying Enhanced Index Funds or in other Underlying Funds that may be managed to a specified index (collectively, “Underlying Index Funds”). Index risk is the risk that an Underlying Index Fund will not correspond to its benchmark index for any period of time. Although each Underlying Index Fund attempts to use the investment performance of its index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index, or the ability of an Enhanced Index Fund to enhance its performance relative to that of its index, is adversely affected by the costs of buying and selling investments, as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match (or, in the case of the Enhanced Index Funds, exceed) its index for any period of time.
  Quantitative Analysis Risk—With respect to Underlying Funds that are managed, in whole or in part, according to a quantitative investment methodology, including the Enhanced Index Funds, this is the risk that securities selected using quantitative analysis can perform differently from the market as a whole as a result of factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.
  Derivatives Risk—Underlying Funds that invest in options, futures, swaps and other types of derivative instruments are subject to the risk that the prices of certain derivatives may not correlate perfectly with the prices of the underlying securities, currencies or other assets being hedged. Derivatives also present the risk of default by the other party to the derivative instrument. A liquid secondary market for over-the-counter derivatives such as options may not be available at a particular time. In addition, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not enteredinto any derivatives transactions.”

Additionally, the definition of “Equity Funds” in the first paragraph in the section entitled “Non-Principal Investment Strategies of the Underlying Funds—The Equity Funds” in each Prospectus should be revised to include the Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. Finally, the last paragraph in that same section of each Prospectus is replaced in its entirety with the following:

     “The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFDs”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.”

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Finally, the following information concerning the new Underlying Funds listed above should be added to the end of the section entitled “Summary Information About the Underlying Funds”:

Fund	Investment Objective and Strategies/Benchmark
Growth & Income Fund	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-pro-
ducing equity securities. Under normal circumstances, the Fund will invest primarily in (1) income-producing equity securities or (2) other securities defined by its benchmark, the Standard & Poor’s 500® Index, which is a market-capitalization weighted index of the 500 leading companies in leading industries in the U.S. economy.

Mid-Cap Growth Fund	Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund will invest primarily in equity securities of medium-sized domestic companies as defined by its benchmark, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund	Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund will invest primarily in equity securities of medium-sized domestic companies as defined by its benchmark, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap Index
(see description above).

Enhanced Large-Cap Growth Index Fund	Seeks long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Under normal circumstances, the Fund will follow an enhanced index strategy using quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark, the Russell 1000® Growth Index (see description above), while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Enhanced Large-Cap Value Index Fund	Seeks long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Under normal circumstances, the Fund will follow an enhanced index strategy using quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark, the Russell 1000® Value Index (see description above), while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Enhanced International Equity Index Fund	Seeks long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund will follow an enhanced index strategy using quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark, the MSCI EAFE® Index (see description above), while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

ABILITY TO INVEST IN ETFs AND ETNs—ALL LIFECYCLE FUNDS

The following paragraph should be added as the fifth paragraph within the section entitled “Principal Investment Strategies” for each Lifecycle Fund in each Prospectus:

     “The Fund’s allocations to Underlying Funds may include investments in unaffiliated mutual funds and other investment products or pools, which may include investments in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to particular market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes.”

Also, the final two sentences of the next to last paragraph of the section entitled “Non-Principal Investment Strategies of the Underlying Funds—The Equity Funds” in each Prospectus should be replaced in their entirety with the following sentences:

“The Lifecycle Funds may also invest in ETFs, as well as ETNs, for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Lifecycle Funds invest in any

3

other investment pool or product, like ETFs, ETNs or the Underlying Funds, they will bear a proportionate share of expenses charged by these products to their investors.”

      LIFECYCLE 2045 FUND
      LIFECYCLE 2050 FUND
      LIFECYCLE RETIREMENT INCOME FUND

The first sentence of the final paragraph in the section entitled “Investment Adviser” in each Prospectus should be replaced with the following sentence:

“A discussion regarding the basis for the Board of Trustees’ initial approval of each of the Lifecycle 2045, 2050 and Retirement Income Funds’ investment management agreement will be available in the Funds’ 2008 annual shareholder report for the period ended September 30, 2008.”

00064267 & 50949 A11780 (11/08)

TIAA-CREF FUNDS

     SUPPLEMENT NO. 6
dated November 21, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

INVESTMENT IN EXCHANGE-TRADED NOTES

The Managed Allocation Fund is now permitted to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) for investment exposure, as well as for cash management, hedging or defensive purposes. Therefore, the following paragraph should be added to the end of the section entitled “Investment Companies” on page B-13 of the SAI:

     “Other investment products similar to ETFs in which the Managed Allocation Fund may invest are exchange-traded notes (“ETNs”). While ETNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to a risk of default by the ETNs’ issuers. As with ETFs, when the Managed Allocation Fund invests in an ETN, it will bear certain investor expenses charged by the ETN.”

UPDATE TO TRUSTEE AND OFFICER BIOGRAPHICAL INFORMATION

Certain biographical information for Bridget Macaskill and Jonathan Feigelson has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Macaskill and Mr. Feigelson contained in the list of Trustees and the list of officers beginning on pages B-22 and B-23, respectively, of the SAI:

DISINTERESTED TRUSTEE
Number of
Portfolios
in Fund
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth	Fund	Time Served	During Past 5 Years	by Trustee	Held by Trustees
Bridget A. Macaskill	Trustee	Indefinite	Principal and Founder BAM	61	Director, Prudential plc
c/o Office of the		term.	Consulting LLC (since 2003);		and International
Corporate Secretary		Trustee since	and Independent Consultant		Advisory Board,
730 Third Avenue		2003.	for Merrill Lynch (since		British-American
New York, NY			2003). Formerly, Chairman,		Business Council.
10017-3206			Oppenheimer Funds, Inc.
DOB: 8/5/48			(2000-2001); and Chief
Executive Officer (1995-2001);
President (1991-2000); and
Chief Operating Officer
(1989-1995) of that firm.

OFFICER
	Position(s)	Term of Office
Name, Address and	Held with	and Length of
Date of Birth	Fund	Time Served		Principal Occupation(s) During Past 5 Years
Jonathan Feigelson	Senior Vice President	One-year term.		Senior Vice President and Acting General Counsel of TIAA, CREF,
TIAA-CREF	and Acting General	Senior Vice President		TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds
730 Third Avenue	Counsel	and Acting General		(since October 2008); and Senior Vice President and Deputy
New York, NY 10017-3206		Counsel since		General Counsel of TIAA (since August 2006). Formerly, Managing
DOB: 1/10/62		October 2008.		Director and General Counsel, ABN AMRO (2002–August 2006).

A11782 (11/08)

TIAA-CREF LIFECYCLE FUNDS
(series of TIAA-CREF Funds)

     SUPPLEMENT NO. 5
dated November 21, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

INVESTMENT IN EXCHANGE-TRADED NOTES

The Lifecycle Funds are now permitted to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) for investment exposure, as well as for cash management, hedging or defensive purposes. Therefore, the following paragraph should be added to the end of the section entitled “Other Investment Companies” on page B-6 of the SAI:

     “Other investment products similar to ETFs in which the Lifecycle Funds may invest are exchange-traded notes (“ETNs”). While ETNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to a risk of default by the ETNs’ issuers. As with ETFs, when a Fund invests in an ETN, it will bear certain investor expenses charged by the ETN.”

UNDERLYING FUND INVESTMENT IN CONTRACTS FOR DIFFERENCE

The Lifecycle Funds may now invest in the Enhanced International Equity Index Fund, which in turn may invest in contracts for difference (“CFDs”). The following disclosure on CFDs should be added after the third paragraph under the section entitled “Swap Transactions” on page B-12 of the SAI:

     “In addition to other swap transactions, the Enhanced International Equity Index Fund may purchase and sell contracts for difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Enhanced International Equity Index Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

     By entering into a CFD transaction, the Enhanced International Equity Index Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, the Enhanced International Equity Index Fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Enhanced International Equity Index Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counter party risk, i.e., the risk that the counter party to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Enhanced International Equity Index Fund’s shares, may be reduced.

     Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments.”

UPDATE TO TRUSTEE AND OFFICER BIOGRAPHICAL INFORMATION

Certain biographical information for Bridget Macaskill and Jonathan Feigelson has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Macaskill and Mr. Feigelson contained in the list of Trustees and the list of officers beginning on pages B-18 and B-19, respectively, of the SAI:

DISINTERESTED TRUSTEE

Number of
Portfolios
in Fund
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth	Funds	Time Served	During Past 5 Years	by Trustee	Held by Trustees

Bridget A. Macaskill	Trustee	Indefinite term.	Principal and Founder BAM	61	Director, Prudential plc
c/o Office of the		Trustee since	Consulting LLC (since 2003);		and International
Corporate Secretary		2003.	and Independent Consultant		Advisory Board, British-
730 Third Avenue			for Merrill Lynch (since		American Business Council.
New York, NY 10017-3206			2003). Formerly, Chairman,
DOB: 8/5/48			Oppenheimer Funds, Inc.
(2000-2001); and Chief
Executive Officer (1995-2001);
President (1991-2000); and
Chief Operating Officer
(1989-1995) of that firm.

OFFICER

Name, Address and	Position(s) Held		Term of Office and
Date of Birth	with Funds		Length of Time Served	Principal Occupation(s) During Past 5 Years

Jonathan Feigelson	Senior Vice President		One-year term.	Senior Vice President and Acting General
TIAA-CREF	and Acting General		Senior Vice President	Counsel of TIAA, CREF, TIAA Separate
730 Third Avenue	Counsel		and Acting General	Account VA-1, TIAA-CREF Funds and
New York, NY 10017-3206			Counsel since	TIAA-CREF Life Funds (since October
DOB: 1/10/62			October 2008.	2008); and Senior Vice President and
Deputy General Counsel of TIAA (since
August 2006). Formerly, Managing
Director and General Counsel, ABN
AMRO (2002-August 2006).

A11783 (11/08)